Organization and Business Description	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

mF International Limited (the “Company” or “mF International”) is a limited liability company established under the laws of the British Virgin Islands on June 15, 2022. It is a holding company with no business operation. The Company conducts its business mainly through its three subsidiaries in Hong Kong (collectively, the “Group”). The Group is principally engaged in research and development and sales of financial trading solutions via internet or platform as software as a service.

As of December 31, 2024, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
m-FINANCE Limited (“m-FINANCE”)	Hong Kong February 11, 2002	100% owned by the Company	Engages in development and provision of financial trading solutions.
m-FINANCE Trading Technologies Limited (“mFTT”)	Hong Kong March 21, 2013	100% owned by m-FINANCE	Engages in business of liquidity providers related services and other financial value-added services.
Omegatraders Systems Limited (“OTX “)	Hong Kong December 10, 2009	100% owned by m-FINANCE	Engages in the business of algorithm trading research & development and investment.
m-FINANCE Software (Shenzhen) Limited (“SZ WFOE”)	China March 27, 2014	100% owned by m-FINANCE	Dormant and the deregistration was completed on March 21, 2023.

Reorganization

A reorganization of the legal structure of the Company (the “Reorganization”) was completed on August 22, 2022. Prior to the Reorganization, the Company’s main Hong Kong subsidiary, m-FINANCE, with its three subsidiaries mFTT, OTX and SZ WFOE, was ultimately controlled by Gaderway Investments Limited.

As part of the Reorganization, mF International was incorporated under the laws of the British Virgin Islands on June 15, 2022, and being interspersed between Gaderway Investments Limited and m-FINANCE. Consequently, mF International became the holding company of m-FINANCE, with its three subsidiaries on August 22, 2022. The Company and its subsidiaries resulting from Reorganization has always been under the common control of the same controlling shareholder, Gaderway Investments Limited, before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Initial Public Offering (“IPO”)

On April 24, 2024, the Company completed its IPO of 1,666,667 Ordinary Shares at a public offering price of $4.50 per share on Nasdaq Capital Market under the symbol “MFI.” It received net proceeds of $5,689,251 (HK$44,376,168) after deducting underwriting discounts, commissions, legal fees, investor relations and indemnity escrow of $1,234,108 (HK$9,626,043), as well as deferred offering costs of $576,643 (HK$4,497,815). Deferred, direct offering costs were capitalized and consisted of fees and expenses incurred in connection with the sale of our Ordinary Shares in the IPO, including the legal, accounting, printing and other offering-related costs. Upon completion of the IPO, these deferred offering costs were reclassified from current assets to shareholders’ equity and recorded against the net proceeds from the offering.

Re-designation and Re-classification

On September 6, 2024, the Company’s shareholders approved the re-designation and re-classification of the ordinary shares beneficially held by Gaderway Investments Limited into 9,046,892 Class B Ordinary Shares, each with 20 votes per share, and the ordinary shares held by other shareholders into 4,204,775 Class A Ordinary Shares, each with one vote per share, on a one for one basis.

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements